Unaudited Condensed Consolidated and Combined Statements of Operations - USD ($) shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 731.1	$ 736.2
Costs, expenses and other:
Cost of sales	343.8	360.0
Research and development	64.1	65.2
Marketing, selling and administrative	181.1	180.0
Amortization of intangible assets	49.0	49.2
Asset impairments, restructuring and other special charges (Note 6)	24.9	2.4
Interest expense, net of capitalized interest	20.8	0.0
Other–net, expense	2.6	1.9
Costs, expenses and other	686.3	658.7
Income before income taxes	44.8	77.5
Income tax expense	13.3	4.8
Net income	$ 31.5	$ 72.7
Earnings per share:
Basic (usd per share)	$ 0.09	$ 0.25
Diluted (usd per share)	$ 0.09	$ 0.25
Weighted average shares outstanding:
Basic (in shares)	365,700	293,300
Diluted (in shares)	366,000	293,300